Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	172	1,317	188
Amounts due from subsidiaries	799,288	1,036,684	148,245
Other current assets	754	3,256	466
Total current assets	800,214	1,041,257	148,899
TOTAL ASSETS	800,214	1,041,257	148,899
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	1,603	475	68
Total current liabilities	1,603	475	68
TOTAL LIABILITIES	1,603	475	68
Shareholders’ equity
Class A ordinary shares	3	3	1
Class B ordinary shares	1	1	-
Additional paid-in capital	14,181,030	14,260,014	2,039,155
Treasury stock	(51,176)	(59,969)	(8,575)
Accumulated deficit	(13,384,881)	(13,163,215)	(1,882,315)
Accumulated other comprehensive income	53,634	3,948	565
TOTAL SHAREHOLDERS’ EQUITY	798,611	1,040,782	148,831
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	800,214	1,041,257	148,899

Condensed Statements of Comprehensive (Loss)/Income

Condensed statements of comprehensive (loss)/income

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(134,599)	(126,182)	(81,775)	(11,694)
Total operating expenses	(134,599)	(126,182)	(81,775)	(11,694)
Loss from operations	(134,599)	(126,182)	(81,775)	(11,694)
Interest income	1,065	212	514	74
Other (expenses)/income, net	(55,317)	(48,732)	73,948	10,574
Share of income of subsidiaries	88,972	469,786	228,979	32,743
Net (loss)/income	(99,879)	295,084	221,666	31,697
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	33,055	32,465	(49,686)	(7,105)
Comprehensive (loss)/income	(66,824)	327,549	171,980	24,592
Comprehensive (loss)/income attributable to ordinary shareholders	(66,824)	327,549	171,980	24,592

Condensed Statements of Cash Flow

Condensed statements of cash flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net cash used in operating activities	(6,017)	(13,497)	(6,093)	(871)
Net cash (used in)/generated from investing activities	(28,219)	38,673	15,859	2,266
Net cash generated from/(used in) financing activities	3,341	(29,964)	(8,607)	(1,230)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(629)	(42)	(14)	(2)
Net (decrease)/increase in cash and cash equivalents	(31,524)	(4,830)	1,145	163
Cash and cash equivalents at beginning of the year	36,526	5,002	172	25
Cash and cash equivalents at end of the year	5,002	172	1,317	188